Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Jan. 19, 2021	Dec. 31, 2020	Dec. 28, 2020	Oct. 01, 2020
Temporary Equity [Line Items]
Shares Authorized	99,734,554	99,734,554		99,734,554
Shares Issued	99,734,543	99,734,543		58,948,067
Shares Outstanding	99,734,543	99,734,543		58,948,067
Net Carrying Value	$ 171,833	$ 171,833		$ 89,662
Aggregate Liquidation Preference	$ 163,834	$ 163,834		$ 96,834
Series A
Temporary Equity [Line Items]
Issue Price	$ 1.6427	$ 1.6427		$ 1.6427
Shares Authorized	35,199,610	35,199,610		35,199,610
Shares Issued	35,199,610	35,199,610		35,199,610
Shares Outstanding	35,199,610	35,199,610		35,199,610
Net Carrying Value	$ 57,408	$ 57,408		$ 57,408
Aggregate Liquidation Preference	$ 57,822	$ 57,822		$ 57,822
Series B
Temporary Equity [Line Items]
Issue Price	$ 1.6427	$ 1.6427	$ 1.6427	$ 1.6427	$ 1.6427	$ 1.6427
Shares Authorized	64,534,944	64,534,944		64,534,944
Shares Issued	64,534,933	64,534,933		23,748,457
Shares Outstanding	64,534,933	64,534,933		23,748,457
Net Carrying Value	$ 114,425	$ 114,425		$ 32,254
Aggregate Liquidation Preference	$ 106,012	$ 106,012		$ 39,012